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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


  /s/ Alex R. Lieblong            Little Rock, AR          February 14, 2011
------------------------        -------------------      ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $143,809
                                        (thousands)

List of Other Included Managers:        None.

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                           FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                            Value             Sh/Prn  Investment   Other  ---------------------
Name                          Title of Class      Cusip    (x1000)   Shares  Put/Call Discretion Managers    Sole   Shared None
---------------------------- ----------------- ----------- ------- --------- -------- ---------- -------- --------- ------ ----
ADVANCE AMER CASH ADVANCE CT        COM        00739W-10-7 $ 2,466   437,237    SH       Sole       N/A     437,237
ASSURED GUARANTY LTD                COM        G0585R-10-6 $ 8,850   500,000    SH       Sole       N/A     500,000
BANK OF AMERICA CORPORATION         COM        060505-10-4 $ 8,004   600,000    SH       Sole       N/A     600,000
BLOCK H & R INC.                    COM        093671-10-5 $   834    70,000    SH       Sole       N/A      70,000
CHARTER COMMUNICATIONS INC D     CL A NEW      16117M-30-5 $13,769   353,608    SH       Sole       N/A     353,608
CHURCHILL DOWNS INC                 COM        171484-10-8 $ 2,235    51,487    SH       Sole       N/A      51,487
CITIGROUP INC                       COM        172967-10-1 $ 9,460 2,000,000    SH       Sole       N/A   2,000,000
COMCAST CORP NEW                 CL A SPL      20030N-20-0 $10,821   520,009    SH       Sole       N/A     520,009
DELTA AIR LINES INC DEL           COM NEW      247361-70-2 $ 2,961   235,000    SH       Sole       N/A     235,000
DIREXION SHS ETF TR           20YR TRES BEAR   25459W-53-2 $ 1,080    25,000    SH       Sole       N/A      25,000
FELCOR LODGING TR INC         PFD CV A $1.95   31430F-20-0 $    50     2,000    SH       Sole       N/A       2,000
FLOTEK INDS INC DEL                 COM        343389-10-2 $ 2,196   402,967    SH       Sole       N/A     402,967
FLY LEASING LTD                SPONSORED ADR   34407D-10-9 $   581    42,515    SH       Sole       N/A      42,515
HOME BANCSHARES INC                 COM        436893-20-0 $ 8,974   407,365    SH       Sole       N/A     407,365
LAKES ENTMNT INC                    COM        51206P-10-9 $ 2,601   912,625    SH       Sole       N/A     912,625
LEVEL 3 COMMUNICATIONS INC          COM        52729N-10-0 $ 1,078 1,100,000    SH       Sole       N/A   1,100,000
MELA SCIENCES INC                   COM        55277R-10-0 $ 2,178   650,000    SH       Sole       N/A     650,000
MGIC INVT CORP WIS                  COM        552848-10-3 $ 1,681   165,000    SH       Sole       N/A     165,000
PROSHARES TR                 PSHS ULTSH 20 YRS 74347R-29-7 $ 1,296    35,000    SH       Sole       N/A      35,000
PROSPECT CAPITAL CORPORATION        COM        74348T-10-2 $   270    25,000    SH       Sole       N/A      25,000
RADIAN GROUP INC                    COM        750236-10-1 $12,186 1,510,000    SH       Sole       N/A   1,510,000
RENT A CTR INC NEW                  COM        76009N-10-0 $ 2,084    64,565    SH       Sole       N/A      64,565
REPUBLIC SVCS INC                   COM        760759-10-0 $10,003   335,000    SH       Sole       N/A     335,000
SYNOVUS FINL CORP                   COM        87161C-10-5 $   343   130,000    SH       Sole       N/A     130,000
WELLS FARGO & CO NEW                COM        949746-10-1 $37,808 1,220,000    SH       Sole       N/A   1,220,000
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